Note 2. Stockholders' Equity: Private Unit Offering Summary (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Private Unit Offering Summary

A summary of the offerings is as follows:

Offering:	Common Stock Subscribed	Proceeds	Warrants	Exercise Price	Term
$0.005 per share	4,700,000	23,500	-	-	-
$0.05 per share	13,034,585	651,730	-	-	-
$0.09 per unit	12,936,662	1,164,300	12,936,662	0.16	1 year
$0.15 per unit	5,857,828	878,676	5,857,828	0.25	1 year